Segment and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2025
Segment and Revenue Analysis [Abstract]
Schedule of Generated from Different Revenue Streams

The following table summarizes the revenue generated from different revenue streams:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2025	2024	2023
Revenue
Product revenue - Bitcoin mining machines and related accessories	$-	$-	$265,984
Product revenue - Telecommunication products	228,428	501,111	516,365
Product revenue - Solar and battery storage products and related accessories	564,619	570,832	-
Service revenue - Cryptocurrency exchange services	1,141,811	1,290,700	1,044,087
Service revenue - Cross-border payment and foreign exchange services	1,998,168	2,307,491	2,637,101
Service revenue - Rental services	1,165,027	718,139	-
Service revenue - SaaS data visualization and analytic solution	1,148,317	183,098	-
Others (1)	290,617	297,400	391,644
Total	$6,536,987	$5,868,771	$4,855,181

(1)	Other revenues mainly include revenue from our service management and maintenance services.

Schedule of Geographic Region

The following table summarizes the revenues generated from different geographic region:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2025	2024	2023
Geographic region
Mainland China	$1,576,773	$1,515,945	$1,173,993
Australia	4,960,214	4,352,826	3,681,188
Total	$6,536,987	$5,868,771	$4,855,181

Schedule of Cost of Revenues

The following table summarizes the cost of revenues associated with different revenue streams:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2025	2024	2023
Cost of revenues
Bitcoin mining machines and related accessories (1)	$-	$-	$17,004,040
Telecommunication products	290,741	932,840	1,346,914
Solar and battery storage products and related accessories	410,197	430,849	-
Cryptocurrency exchange services	286,958	668,231	740,591
Cross-border payment and foreign exchange services	1,455,217	1,642,276	1,885,956
Rental services	2,323,449	455,528	-
SaaS data visualization and analytic solution	825,146	110,499	-
Others	550,433	438,862	581,485
Total	$6,142,141	$4,679,085	$21,558,986

(1)	Approximately US$1.7 million cost primarily related to the rental service in the year ended December 31, 2025 and approximately US$16.7 million cost related to the bitcoin mining machines and related accessories business recognized in the year ended December 31, 2023 were recorded in connection with impairment of VAT recoverable and inventories, respectively.

Schedule of Long Lived Assets by Geographical Region

Selected assets of property, plant and equipment, right-of- use assets, intangible assets and goodwill by geographical region within the operating segment is as follows:

	As of December 31,	As of December 31,
	2025	2024
Geographic region
Mainland China	$27,572,840	$31,389,546
Hong Kong	169,718	96,070
Australia	3,710,519	5,589,164
US	4,226,244	254,497
Others foreign countries and regions	-	583,880
Total	$35,679,321	$37,913,157